Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets
Intangible assets include:

	Capitalized development costs	Licenses	Total
	(in thousands)
Cost:
At January 1, 2021	$16,798	$29,391	$46,189
Additions	18,297	1,450	19,747
Disposals	—	—	—
Exchange difference	—	167	167
At December 31, 2021	35,095	31,008	66,103
Additions	13,808	5,101	18,909
Disposals	—	(2,441)	(2,441)
Exchange difference	—	(234)	(234)
At December 31, 2022	48,903	33,434	82,337
Additions	22,327	633	22,960
Disposals	—	(2,121)	(2,121)
Exchange difference	—	(7)	(7)
At December 31, 2023	$71,230	$31,939	$103,169
Depreciation and impairment:
At January 1, 2021	$3,250	$17,627	$20,877
Amortization	2,460	4,591	7,051
Impairment	—	148	148
Exchange difference	—	43	43
At December 31, 2021	5,710	22,409	28,119
Amortization	2,575	5,458	8,033
Impairment	—	3	3
Disposals	—	(2,441)	(2,441)
Exchange difference	—	(82)	(82)
At December 31, 2022	8,285	25,347	33,632
Amortization	2,640	4,708	7,348
Disposals	—	(2,121)	(2,121)
Exchange difference	—	10	10
At December 31, 2023	$10,925	$27,944	$38,869
Net book value:
At January 1, 2021	$13,548	$11,764	$25,312
At December 31, 2021	29,385	8,599	37,984
At December 31, 2022	40,618	8,087	48,705
At December 31, 2023	$60,305	$3,995	$64,300